Offerings - Offering: 1	Feb. 03, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class Acommon shares,no par value
Amount Registered	20,125,000
Proposed Maximum Offering Price per Unit	30.55
Maximum Aggregate Offering Price	$ 614,818,750
Fee Rate	0.01531%
Amount of Registration Fee	$ 94,128.75
Offering Note
(1)
Includes Class A common shares subject to the underwriters’ option to purchase additional Class A common shares.
(2)
Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the U.S. Securities Act of 1933, as amended, based on the average reported high and low prices of the registrant’s Class A common shares on the New York Stock Exchange on January 31, 2025, which was $30.55 per Class A common share.